Leases Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Lease, Cost [Table Text Block]	Total lease cost is comprised of the following:

$ in millions	Year Ended December 31, 2019
Operating lease cost	$318
Variable lease cost	11
Short-term lease cost	75
Total lease cost	$404

Supplemental Balance Sheet Disclosures [Text Block]
Supplemental operating lease balance sheet information consists of the following:

$ in millions	December 31, 2019
Operating lease right-of-use assets	$1,511

Other current liabilities	261
Operating lease liabilities	1,308
Total operating lease liabilities	$1,569

Other Supplemental Lease Information [Table Text Block]
Other supplemental operating lease information consists of the following:

$ in millions	Year Ended December 31, 2019
Cash paid for amounts included in the measurement of operating lease liabilities	$307
Right-of-use assets obtained in exchange for new lease liabilities	462

Weighted average remaining lease term	11.6 years
Weighted average discount rate	3.8%

Lessee, Operating Lease, Liability, Maturity [Table Text Block]
Maturities of operating lease liabilities as of December 31, 2019 are as follows:

$ in millions
Year Ending December 31
2020	$300
2021	262
2022	224
2023	185
2024	146
Thereafter	875
Total lease payments	1,992
Less: imputed interest	(423)
Present value of operating lease liabilities	$1,569

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]	As of December 31, 2018, future minimum lease payments under long-term non-cancelable operating leases as classified under ASC 840 were as follows:

$ in millions
Year Ending December 31
2019	$312
2020	270
2021	221
2022	186
2023	152
Thereafter	939
Total minimum lease payments	$2,080